Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 1,263,173	¥ 227,194
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	1,198,138	207,990
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(534,655)	19,768
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(132,963)	3,871
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(401,692)	15,897
Reclassification adjustment, Current Period, before Tax	(296,064)	43,792
Reclassification adjustment, Current Period, Tax (expense) or benefit	(88,081)	13,390
Reclassification adjustment, Current Period, Net of Tax	(207,983)	30,402
Other Comprehensive Income (Loss), before Tax	(238,591)	(24,024)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(44,882)	(9,519)
Total	(193,709)	(14,505)
Net unrealized gains on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	24,558	13,523
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(218,267)	(28,028)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	65,470	8,270
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	20,047	2,533
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	45,423	5,737
Reclassification adjustment, Current Period, before Tax	(89)	(329)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(27)	(101)
Reclassification adjustment, Current Period, Net of Tax	(62)	(228)
Other Comprehensive Income (Loss), before Tax	65,559	8,599
Other Comprehensive Income (Loss), Tax (expense) or benefit	20,074	2,634
Total	45,485	5,965
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	45,485	5,965
Net unrealized losses on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(22,892)	(1,034)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(6,571)	(515)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(16,321)	(519)
Reclassification adjustment, Current Period, before Tax	6,701	6,748
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,662	1,691
Reclassification adjustment, Current Period, Net of Tax	5,039	5,057
Other Comprehensive Income (Loss), before Tax	(29,593)	(7,782)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(8,233)	(2,206)
Total	(21,360)	(5,576)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	326	174
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(21,686)	(5,750)
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(23,354)	(12,034)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(6,682)	(3,385)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(16,672)	(8,649)
Reclassification adjustment, Current Period, before Tax	443	1,442
Reclassification adjustment, Current Period, Tax (expense) or benefit	250	798
Reclassification adjustment, Current Period, Net of Tax	193	644
Other Comprehensive Income (Loss), before Tax	(23,797)	(13,476)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(6,932)	(4,183)
Total	(16,865)	(9,293)
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	83	388
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(16,948)	(9,681)
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	1,654,830	262,860
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	196,704	13,271
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,458,126	249,589
Reclassification adjustment, Current Period, before Tax	12,257	(1,462)
Reclassification adjustment, Current Period, Tax (expense) or benefit	3,753	(448)
Reclassification adjustment, Current Period, Net of Tax	8,504	(1,014)
Other Comprehensive Income (Loss), before Tax	1,642,573	264,322
Other Comprehensive Income (Loss), Tax (expense) or benefit	192,951	13,719
Total	1,449,622	250,603
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	40,068	5,119
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 1,409,554	¥ 245,484